Vanguard® European Stock Index Fund
Schedule of Investments (unaudited)
As of January 31, 2023
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.3%)
Austria (0.5%)
	Erste Group Bank AG	657,441	24,946
	OMV AG	285,618	14,307
	Verbund AG	132,687	11,297
[1]	BAWAG Group AG	173,144	10,725
	ANDRITZ AG	138,909	8,307
	voestalpine AG	229,884	7,638
	Wienerberger AG	222,816	6,700
	Raiffeisen Bank International AG	257,705	4,637
	Mayr Melnhof Karton AG	17,514	2,935
	CA Immobilien Anlagen AG	84,396	2,632
[2]	Oesterreichische Post AG	67,226	2,394
	Vienna Insurance Group AG Wiener Versicherung Gruppe	79,984	2,177
	Lenzing AG	26,873	1,903
	UNIQA Insurance Group AG	220,426	1,854
	Telekom Austria AG Class A	268,593	1,805
[2]	AT&S Austria Technologie & Systemtechnik AG	50,172	1,722
	Schoeller-Bleckmann Oilfield Equipment AG	22,782	1,671
	EVN AG	72,296	1,526
*	DO & CO AG	13,383	1,417
	Strabag SE (Bearer)	29,261	1,236
*	IMMOFINANZ AG	60,319	813
	Palfinger AG	26,543	804
*	Flughafen Wien AG	19,049	706
	Agrana Beteiligungs AG	23,831	428
	Porr AG	24,563	354
	S IMMO AG (XWBO)	9,459	136
*,3	S IMMO AG Rights Exp. 8/11/23	98,039	—
			115,070
Belgium (1.7%)
	Anheuser-Busch InBev SA	1,739,222	104,982
*	Argenx SE	111,059	42,301
	KBC Group NV	553,773	41,016
	UCB SA	243,284	19,975
	Ageas SA	368,944	18,013
	Groupe Bruxelles Lambert SA	200,736	17,172
	Solvay SA	140,897	16,419
	Umicore SA	412,589	15,598
	Elia Group SA	75,427	10,591
	Warehouses De Pauw CVA	316,180	10,027
	D'ieteren Group	46,022	8,795
	Ackermans & van Haaren NV	44,428	7,688
	Sofina SA	30,612	7,273

		Shares	Market Value ($000)
	Aedifica SA	79,656	6,990
	Cofinimmo SA	64,526	5,869
*	Lotus Bakeries NV	813	5,288
	Melexis NV	40,177	4,280
	Euronav NV	245,070	3,859
	KBC Ancora	71,876	3,529
	Barco NV	138,325	3,501
	Bekaert SA	69,620	2,937
	Proximus SADP	283,332	2,903
[2]	Etablissements Franz Colruyt NV	99,554	2,633
	Shurgard Self Storage SA	49,774	2,402
	Montea NV	26,571	2,132
	VGP NV	20,055	2,004
	Xior Student Housing NV	58,695	1,972
	Gimv NV	40,309	1,897
*	Dredging Environmental & Marine Engineering NV	14,488	1,875
*	Tessenderlo Group SA	52,690	1,863
	Fagron	114,238	1,689
	Telenet Group Holding NV	90,753	1,564
	Retail Estates NV	22,185	1,532
*	Ontex Group NV	161,680	1,257
*	Kinepolis Group NV	26,591	1,126
	bpost SA	188,024	1,019
*	AGFA-Gevaert NV	252,750	792
	Econocom Group SA NV	215,955	671
*	Orange Belgium SA	27,225	492
	Van de Velde NV	11,661	395
	Wereldhave Belgium Comm VA	5,568	315
*,2	Mithra Pharmaceuticals SA	39,793	135
			386,771
Denmark (4.2%)
	Novo Nordisk A/S Class B	3,146,777	435,482
	DSV A/S	370,004	61,210
	Vestas Wind Systems A/S	2,024,646	59,244
*	Genmab A/S	131,976	51,721
[1]	Orsted A/S	380,017	33,841
	Coloplast A/S Class B	268,030	32,360
	Danske Bank A/S	1,320,989	27,521
	Carlsberg A/S Class B	186,322	26,451
	AP Moller - Maersk A/S Class B	9,899	21,533
	Novozymes A/S Class B	398,427	20,733
	Tryg A/S	722,517	16,580
	Chr Hansen Holding A/S	206,819	15,270
	Pandora A/S	178,481	14,862
	AP Moller - Maersk A/S Class A	5,805	12,370
	Ringkjoebing Landbobank A/S	56,957	8,289
*	ISS A/S	372,750	8,150
*	Jyske Bank A/S (Registered)	102,062	7,361
	Royal Unibrew A/S	99,199	6,966
	GN Store Nord A/S	255,206	6,292
	SimCorp A/S	79,104	5,540
*	Demant A/S	194,631	5,509
*	NKT A/S	85,879	5,359
	Sydbank A/S	114,105	5,203
	FLSmidth & Co. A/S	114,485	4,919
	Ambu A/S Class B	346,786	4,790
	Topdanmark A/S	85,717	4,627
*	Bavarian Nordic A/S	141,743	4,539

		Shares	Market Value ($000)
*	ALK-Abello A/S	264,070	3,945
	ROCKWOOL International A/S Class B	12,706	3,643
*	Zealand Pharma A/S	103,422	3,230
	Alm Brand A/S	1,720,385	3,193
*	Chemometec A/S	31,087	2,724
*,1	Netcompany Group A/S	66,036	2,628
	Spar Nord Bank A/S	163,308	2,601
	D/S Norden A/S	47,838	2,579
	Dfds A/S	60,412	2,277
[1]	Scandinavian Tobacco Group A/S Class A	113,993	1,981
	Schouw & Co. A/S	24,907	1,930
*	H Lundbeck A/S	483,281	1,796
	Torm plc Class A	57,989	1,469
*	NTG Nordic Transport Group A/S Class A	29,627	1,212
*	Nilfisk Holding A/S	53,513	1,065
*	H Lundbeck A/S Class A	114,584	395
			943,390
Finland (2.0%)
	Nordea Bank Abp	5,654,691	66,106
	Nokia OYJ	11,352,435	53,828
	Sampo OYJ Class A	985,552	51,741
	Neste OYJ	837,997	40,058
	UPM-Kymmene OYJ	1,074,601	38,950
	Kone OYJ Class B	659,018	35,940
	Stora Enso OYJ Class R	1,153,749	16,493
	Elisa OYJ	288,617	16,444
	Nordea Bank Abp (XHEL)	1,381,260	16,181
	Metso Outotec OYJ	1,214,503	13,958
	Fortum OYJ	867,598	13,042
	Kesko OYJ Class B	543,945	12,670
	Orion OYJ Class B	208,760	11,184
	Valmet OYJ	338,319	10,624
	Wartsila OYJ Abp	981,616	9,336
	Huhtamaki OYJ	186,215	6,965
	Kojamo OYJ	390,738	6,000
	Cargotec OYJ Class B	97,643	4,971
	Konecranes OYJ Class A	145,200	4,725
	TietoEVRY OYJ (XHEL)	135,186	4,117
	Outokumpu OYJ	672,717	3,852
	Nokian Renkaat OYJ	270,954	3,246
	Metsa Board OYJ	348,332	3,110
	Kemira OYJ	180,306	2,925
*,2	QT Group OYJ	39,187	2,298
	Uponor OYJ	108,185	1,927
	Revenio Group OYJ	46,556	1,903
	Sanoma OYJ	146,241	1,556
	Tokmanni Group Corp.	97,106	1,252
	TietoEVRY OYJ	38,768	1,182
	Citycon OYJ	155,569	1,172
[1]	Terveystalo OYJ	142,977	1,114
	YIT OYJ	340,832	998
*	F-Secure OYJ	204,280	652
	Raisio OYJ Class V	239,697	635
*,2	Finnair OYJ	1,125,577	634
	Oriola OYJ Class B	260,147	488
*,3	Ahlstrom-Munksjo OYJ Rights	19,422	377
			462,654

		Shares	Market Value ($000)
France (16.7%)
	LVMH Moet Hennessy Louis Vuitton SE	501,230	437,562
	TotalEnergies SE	4,687,683	289,796
	Sanofi	2,191,616	214,613
	Schneider Electric SE	1,069,618	173,509
	BNP Paribas SA	2,151,900	147,797
	Airbus SE	1,122,446	140,716
	L'Oreal SA Loyalty Shares	333,079	137,532
	Hermes International	62,296	116,588
	AXA SA	3,717,041	115,968
	Air Liquide SA Loyalty Shares	725,242	115,477
	Vinci SA	998,798	112,854
	EssilorLuxottica SA	599,342	109,967
	Safran SA	701,030	100,805
	Kering SA	146,753	91,568
	Pernod Ricard SA	411,941	85,284
	Danone SA	1,227,012	67,288
	L'Oreal SA (XPAR)	148,379	61,267
	Capgemini SE	322,494	61,205
	STMicroelectronics NV	1,274,003	59,991
	Cie de Saint-Gobain	923,735	53,051
	Dassault Systemes SE	1,345,762	50,050
	Legrand SA	539,150	48,073
	Societe Generale SA	1,556,792	46,340
*	Cie Generale des Etablissements Michelin SCA	1,411,791	44,641
	Air Liquide SA (XPAR)	273,160	43,494
	Orange SA	3,863,590	40,887
	Veolia Environnement SA	1,255,811	37,276
	Teleperformance	117,218	32,585
	Publicis Groupe SA	455,505	32,131
	Engie SA Loyalty Shares	2,216,318	31,471
	Credit Agricole SA	2,431,056	29,273
	Edenred	502,140	27,351
	Thales SA	202,690	26,808
	Carrefour SA	1,186,732	22,573
*,1	Worldline SA	490,425	22,249
	Alstom SA	608,395	18,091
	Eurofins Scientific SE	245,933	17,641
	Sartorius Stedim Biotech	48,217	16,819
	Bureau Veritas SA	573,301	16,392
	Eiffage SA	148,105	15,819
*	Renault SA	386,091	15,698
	Vivendi SE	1,404,223	15,081
	Engie SA (XPAR)	1,004,236	14,260
	Bouygues SA	422,619	13,923
[1]	Euronext NV	162,635	13,179
	Arkema SA	130,003	13,155
	Gecina SA	103,367	12,244
	Getlink SE	708,023	11,975
*	Accor SA	367,899	11,941
	EDF Loyalty Shares 2024	874,704	11,489
	Bollore SE	1,985,132	11,108
	Rexel SA	484,497	10,718
	Valeo	483,334	10,563
	Sodexo SA ACT Loyalty Shares	103,308	10,241
*	Aeroports de Paris	64,632	10,027
	Klepierre SA	377,834	9,590
	Remy Cointreau SA	50,216	9,455

		Shares	Market Value ($000)
	Alten SA	57,688	8,864
	BioMerieux	86,597	8,828
	Elis SA (XPAR)	461,477	8,105
	Dassault Aviation SA	46,656	7,967
[1]	Amundi SA	115,907	7,588
[1]	La Francaise des Jeux SAEM	176,731	7,562
*	SOITEC	49,773	7,549
	SCOR SE	300,820	7,425
	Ipsen SA	68,828	7,229
	SPIE SA	254,060	6,936
	Gaztransport Et Technigaz SA	62,385	6,897
	Covivio	100,109	6,872
	Technip Energies NV	354,131	6,866
	Nexans SA	59,181	6,276
	L'OREAL Prime Fidelite 2024	14,264	5,890
	SES SA Class A GDR	753,137	5,844
	Wendel SE	53,905	5,708
	Rubis SCA	188,222	5,267
	Sodexo SA (XPAR)	53,011	5,255
*	Faurecia SE (XPAR)	264,092	5,248
[1]	Verallia SA	140,613	5,192
	IPSOS	78,289	5,074
	Sopra Steria Group SACA	28,887	4,805
	Air Liquide SA	29,404	4,682
*	Vallourec SA	307,052	4,482
	SEB SA Loyalty Shares	39,824	4,165
*	Ubisoft Entertainment SA	193,500	4,007
*,2	Air France-KLM	2,262,166	3,824
*	Eurazeo Prime De Fidelite	52,757	3,701
	Societe BIC SA	49,724	3,610
[1]	Neoen SA (XPAR)	94,043	3,531
*	JCDecaux SA	145,916	3,302
	Imerys SA	78,026	3,236
	ICADE	65,012	3,088
	Coface SA	214,363	2,997
[1]	ALD SA	229,927	2,891
[2]	Eutelsat Communications SA	364,988	2,791
	Virbac SA	8,692	2,638
	Nexity SA	85,568	2,585
*	Atos SE	194,005	2,559
	Rothschild & Co.	57,745	2,439
	Eurazeo SE (XPAR)	33,208	2,329
	Interparfums SA	35,452	2,321
	Trigano SA	16,385	2,284
	Metropole Television SA	129,214	2,058
	Mercialys SA	182,912	2,031
	SEB SA (XPAR)	18,784	1,964
	Cie Plastic Omnium SA	110,506	1,934
	Sodexo SA	19,189	1,902
	Eramet SA	18,966	1,896
	Engie SA	126,028	1,790
	Television Francaise 1	217,641	1,741
	Carmila SA	112,367	1,696
*	ID Logistics Group	4,899	1,523
*	Euroapi SA	94,216	1,515
*	Voltalia SA (Registered)	76,095	1,440
*,2	Valneva SE	201,046	1,372
	Korian SA	126,608	1,326

		Shares	Market Value ($000)
	Derichebourg SA	191,491	1,314
	Fnac Darty SA	34,991	1,299
	Mersen SA	28,570	1,268
*	SES-imagotag SA	9,885	1,240
	Antin Infrastructure Partners SA	53,285	1,202
	Beneteau SA	71,591	1,173
	Quadient SA	65,317	1,152
	Cie de L'Odet SE	740	1,149
*	CGG SA	1,342,927	1,131
*	Faurecia SE	55,022	1,084
	PEUGEOT Investment	10,348	1,069
	Altarea SCA	7,804	1,064
[1]	Maisons du Monde SA	81,865	1,007
*,2	Casino Guichard Perrachon SA	75,664	930
*,1,2	X-Fab Silicon Foundries SE	104,183	911
	Eurazeo SE Prime Fidelite 2024	12,115	850
	Vicat SA	28,579	798
*,2,3	Orpea SA	97,033	751
*,1	Elior Group SA	211,396	732
*,2	OVH Groupe SAS	42,204	707
	Vetoquinol SA	7,510	697
	Manitou BF SA	23,533	691
	Vilmorin & Cie SA	12,846	646
*,1	SMCP SA	80,954	643
	Lagardere SA	27,978	623
*	GL Events	25,678	600
	Pharmagest Interactive	6,847	552
	Jacquet Metals SACA	26,881	515
*	Lisi SA	21,296	474
	Etablissements Maurel et Prom SA	100,706	405
	Bonduelle SCA	26,435	355
*	Believe SA	26,186	317
*,2	Solutions 30 SE	106,157	265
	AKWEL	14,967	256
	SEB SA Prime de Fidelite 2024	2,385	249
	Boiron SA	5,440	248
[3]	Somfy SA	1,486	231
	Tarkett SA	13,533	179
	Guerbet	8,781	175
*,1,2	Aramis Group SAS	36,824	171
	Lisi (XPAR)	5,564	124
	Lisi SA Prime De Fidelite	3,373	75
			3,791,668
Germany (12.7%)
	SAP SE	2,232,189	264,604
	Siemens AG (Registered)	1,519,357	237,332
	Allianz SE (Registered)	818,921	195,815
	Deutsche Telekom AG (Registered)	6,808,426	151,684
	Mercedes-Benz Group AG	1,692,558	125,947
	Bayer AG (Registered)	1,979,477	123,212
	BASF SE	1,843,388	105,692
	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	281,984	101,855
	Infineon Technologies AG	2,622,691	94,444
	Deutsche Post AG (Registered)	1,947,923	83,871
	Deutsche Boerse AG	369,917	66,194
	Bayerische Motoren Werke AG	636,603	64,847
	RWE AG	1,269,042	56,496

		Shares	Market Value ($000)
	Volkswagen AG Preference Shares	399,398	55,393
	Deutsche Bank AG (Registered)	4,080,357	54,455
	adidas AG	337,900	54,407
	Merck KGaA	260,604	54,395
	E.ON SE	4,461,006	48,638
	Vonovia SE	1,422,515	40,183
[1]	Siemens Healthineers AG	558,949	29,976
*	Daimler Truck Holding AG	844,536	28,379
	Symrise AG Class A	261,563	27,807
	MTU Aero Engines AG	107,436	26,850
	Henkel AG & Co. KGaA Preference Shares	344,307	24,549
	Hannover Rueck SE	120,478	24,465
	Beiersdorf AG	200,129	24,331
*	Commerzbank AG	2,090,114	23,893
	Fresenius SE & Co. KGaA	819,677	23,755
	Brenntag SE	310,806	23,201
*,1	Delivery Hero SE	375,231	22,685
	Sartorius AG Preference Shares	49,753	22,310
*	QIAGEN NV	443,532	21,637
*,1	Zalando SE	444,054	20,708
	Rheinmetall AG	87,283	20,394
	HeidelbergCement AG	291,380	19,994
[2]	Siemens Energy AG	863,755	18,060
[1]	Covestro AG	356,655	16,422
	Fresenius Medical Care AG & Co. KGaA	408,952	15,358
	Continental AG	217,049	15,240
	GEA Group AG	329,399	14,862
	Puma SE	200,902	13,719
	Henkel AG & Co. KGaA	199,926	13,359
*	Deutsche Lufthansa AG (Registered)	1,204,905	12,766
	LEG Immobilien SE (XETR)	148,939	11,643
	Bayerische Motoren Werke AG Preference Shares	119,944	11,363
	Volkswagen AG	62,734	10,981
	Carl Zeiss Meditec AG (Bearer)	73,921	10,668
	K+S AG (Registered)	384,364	9,200
[1]	Scout24 SE	156,217	9,095
	Knorr-Bremse AG	133,918	8,802
	LANXESS AG	172,818	8,625
	Evonik Industries AG	387,071	8,604
*	CTS Eventim AG & Co. KGaA	118,168	8,295
*	HelloFresh SE	325,583	7,915
*	thyssenkrupp AG	989,324	7,772
	HUGO BOSS AG	113,219	7,689
	Aurubis AG	69,767	7,378
	Bechtle AG	164,615	6,937
	AIXTRON SE	213,068	6,348
	KION Group AG	157,174	6,329
	Rational AG	9,590	6,308
	Vantage Towers AG	179,357	6,279
*	Evotec SE	316,088	6,215
	Nemetschek SE	108,607	5,807
	Freenet AG	237,590	5,776
	FUCHS PETROLUB SE Preference Shares	140,343	5,599
	Telefonica Deutschland Holding AG	1,797,233	5,294
	Talanx AG	106,026	5,245
	United Internet AG (Registered)	217,954	5,060
	Gerresheimer AG	62,822	4,646
[1]	Befesa SA	79,929	4,585

		Shares	Market Value ($000)
	Wacker Chemie AG	30,120	4,552
	Encavis AG	218,117	4,226
*	Fraport AG Frankfurt Airport Services Worldwide	72,153	4,106
*	Aareal Bank AG	115,804	4,077
*,1	TeamViewer AG	281,532	3,966
	Sixt SE	31,675	3,938
[2]	Aroundtown SA	1,401,818	3,903
	Hella GmbH & Co. KGaA	45,633	3,841
*	Nordex SE	249,641	3,794
	Duerr AG	99,243	3,787
	RTL Group SA	78,026	3,786
	Siltronic AG	41,848	3,489
	ProSiebenSat.1 Media SE	338,429	3,481
	Krones AG	29,200	3,409
*	Stabilus SE	49,278	3,399
	Jenoptik AG	102,835	3,196
	Salzgitter AG	75,815	3,094
	Hensoldt AG	105,229	3,051
	Software AG	99,805	2,782
	Stroeer SE & Co. KGaA	50,600	2,774
*,2	PNE AG	153,800	2,763
	HOCHTIEF AG	42,302	2,682
*	METRO AG	264,860	2,610
	Suedzucker AG	160,156	2,598
	TAG Immobilien AG	301,052	2,578
*	Vitesco Technologies Group AG Class A	36,171	2,507
	VERBIO Vereinigte BioEnergie AG	39,678	2,501
[1]	DWS Group GmbH & Co. KGaA	67,823	2,440
	Deutsche Wohnen SE	99,209	2,343
[1]	Deutsche Pfandbriefbank AG	253,382	2,311
	CANCOM SE	66,121	2,280
	CompuGroup Medical SE & Co. KGaA	48,444	2,270
	Pfeiffer Vacuum Technology AG	12,108	2,211
	FUCHS PETROLUB SE	66,721	2,208
*,2	Nagarro SE	15,781	2,162
	Grand City Properties SA	191,335	2,039
	S&T AG	96,307	1,957
	Bilfinger SE	56,552	1,947
	Sixt SE Preference Shares	24,941	1,901
	Fielmann AG	49,565	1,868
	Traton SE	103,895	1,795
	Synlab AG	157,811	1,734
	Eckert & Ziegler Strahlen- und Medizintechnik AG	29,112	1,694
	Hornbach Holding AG & Co. KGaA	17,801	1,577
	Kloeckner & Co. SE Preference Shares	148,240	1,567
*	SUSE SA	79,105	1,536
	Sartorius AG	4,157	1,530
*,1	Auto1 Group SE	186,240	1,509
	GRENKE AG	51,764	1,504
*	SMA Solar Technology AG	17,702	1,502
	GFT Technologies SE	34,220	1,429
	KWS Saat SE & Co. KGaA	21,040	1,426
	Norma Group SE	65,948	1,420
	Dermapharm Holding SE	34,172	1,418
*	flatexDEGIRO AG	164,460	1,399
	Deutz AG	254,485	1,391
*,2	MorphoSys AG	68,545	1,377
	Atoss Software AG	7,577	1,341

		Shares	Market Value ($000)
	1&1 AG	94,955	1,325
	BayWa AG	28,231	1,288
	STRATEC SE	13,948	1,271
	Adesso SE	7,685	1,216
	DIC Asset AG	118,337	1,137
*	Hypoport SE	8,152	1,111
	Indus Holding AG	40,980	1,083
*	Energiekontor AG	11,674	1,002
	PATRIZIA AG	80,218	993
	Takkt AG	63,846	987
*,1,2	Shop Apotheke Europe NV	13,670	986
	New Work SE	5,300	972
	Draegerwerk AG & Co. KGaA Preference Shares	21,054	943
	Wacker Neuson SE	45,275	896
	Deutsche Beteiligungs AG	27,190	876
[2]	CECONOMY AG	353,825	868
[2]	Varta AG	27,224	829
*,2	SGL Carbon SE	92,390	801
	Basler AG	21,585	799
	Washtec AG	20,043	753
	Vossloh AG	16,170	713
	Wuestenrot & Wuerttembergische AG	36,518	667
	Hamburger Hafen und Logistik AG	45,939	649
[1]	Instone Real Estate Group SE	63,505	648
	Secunet Security Networks AG	2,652	629
[2]	Deutsche EuroShop AG (XETR)	24,110	570
	Vantage Towers AG (XETR)	13,421	491
	ElringKlinger AG	55,903	487
	Bertrandt AG	9,612	470
	CropEnergies AG	35,670	464
*,2	About You Holding SE	63,274	416
*	ADVA Optical Networking SE	13,903	340
*,1,2	ADLER Group SA	167,440	254
*,2	Aareal Bank AG (XETR)	5,344	191
*	Global Fashion Group SA	141,306	180
*	Draegerwerk AG & Co. KGaA	1,428	58
			2,865,981
Ireland (0.4%)
	Kerry Group plc Class A	310,950	29,136
	Bank of Ireland Group plc	2,151,756	22,989
	Kingspan Group plc	303,645	19,529
	AIB Group plc	2,314,831	9,724
	Glanbia plc (XDUB)	363,785	4,439
*	Dalata Hotel Group plc	459,225	1,940
*,2,3	Irish Bank Resolution Corp.	2,503,596	—
			87,757
Italy (4.0%)
	Enel SpA	15,642,047	92,102
	Intesa Sanpaolo SpA	32,639,001	85,817
	UniCredit SpA	3,827,621	74,758
	Eni SpA	4,511,870	69,430
	Ferrari NV	242,431	60,580
	Assicurazioni Generali SpA	2,729,361	53,281
	Stellantis NV	2,395,489	37,659
	CNH Industrial NV	1,986,923	35,151
	Stellantis NV (XNYS)	1,684,979	26,488
	Moncler SpA	409,137	25,607

		Shares	Market Value ($000)
	Snam SpA (MTAA)	4,500,239	22,922
	Terna - Rete Elettrica Nazionale	2,828,644	22,380
	FinecoBank Banca Fineco SpA	1,228,291	22,050
	Prysmian SpA	529,964	21,642
	Tenaris SA	936,879	16,602
	Mediobanca Banca di Credito Finanziario SpA	1,274,831	13,704
	Banco BPM SpA	2,768,107	12,459
	Davide Campari-Milano NV	999,162	10,718
*,1	Nexi SpA	1,119,178	9,857
[1]	Poste Italiane SpA	920,887	9,839
	Recordati Industria Chimica e Farmaceutica SpA	195,183	8,551
	Interpump Group SpA	161,202	8,407
	Leonardo SpA	800,049	8,239
*,2	Telecom Italia SpA	28,339,558	8,159
[1]	Infrastrutture Wireless Italiane SpA	712,217	7,805
	Amplifon SpA	258,612	7,141
	BPER Banca	2,141,010	5,882
	Reply SpA	45,248	5,874
	Italgas SpA	986,150	5,773
	DiaSorin SpA	44,282	5,765
	Brunello Cucinelli SpA	66,684	5,554
	Azimut Holding SpA	213,433	5,328
[1]	Pirelli & C SpA	978,594	4,899
	Banca Mediolanum SpA	489,078	4,679
	A2A SpA	3,100,829	4,668
	Unipol Gruppo SpA	866,199	4,537
	Hera SpA	1,571,247	4,514
	Banca Generali SpA	111,100	4,099
	Brembo SpA	291,165	3,931
	Banca Popolare di Sondrio SpA	788,632	3,873
	Buzzi Unicem SpA	170,694	3,844
[1]	BFF Bank SpA	370,886	3,430
	ERG SpA	112,939	3,410
*	Iveco Group NV	399,354	3,271
	De' Longhi SpA	140,943	3,254
*,2	Autogrill SpA	383,799	2,801
	Salvatore Ferragamo SpA	136,396	2,707
	Iren SpA	1,306,286	2,366
[1]	Technogym SpA	266,598	2,365
	UnipolSai Assicurazioni SpA	871,642	2,319
[1]	Enav SpA	500,011	2,302
*	Banca Monte dei Paschi di Siena SpA	836,783	2,235
[1]	Carel Industries SpA	86,572	2,141
[1]	Anima Holding SpA	460,726	2,032
	Sesa SpA	14,823	2,017
*	Saras SpA	1,097,963	1,904
	Tamburi Investment Partners SpA	207,059	1,723
	El.En. SpA	106,406	1,660
	SOL SpA	74,843	1,651
	Danieli & C Officine Meccaniche SpA Savings Shares	83,590	1,559
*	Telecom Italia SpA Savings Shares	5,123,383	1,431
	ACEA SpA	87,410	1,340
[2]	Maire Tecnimont SpA	345,717	1,332
	Credito Emiliano SpA	149,991	1,277
	Piaggio & C SpA	320,118	1,209
	Sanlorenzo SpA	26,121	1,147
[2]	Webuild SpA (MTAA)	630,180	1,111
*	Intercos SpA	74,695	1,078

		Shares	Market Value ($000)
	Gruppo MutuiOnline SpA	32,444	1,034
	Tinexta SpA	37,733	1,026
	Zignago Vetro SpA	59,996	1,024
[1]	RAI Way SpA	175,743	1,004
[1]	doValue SpA	111,681	910
	MARR SpA	62,923	827
	Banca IFIS SpA	46,834	784
*,1	GVS SpA	134,084	708
	Cementir Holding NV	89,672	707
*	Tod's SpA	16,948	663
*	CIR SpA-Compagnie Industriali	1,372,027	662
	Italmobiliare SpA	22,924	614
*,2	Fincantieri SpA	928,435	612
	Danieli & C Officine Meccaniche SpA	23,105	599
*	Salcef SpA	28,982	567
	MFE-MediaForEurope NV Class A	1,092,249	479
	Biesse SpA	29,449	475
	Arnoldo Mondadori Editore SpA	222,976	466
	Immobiliare Grande Distribuzione SIIQ SpA	138,980	430
*	Alerion Cleanpower SpA	12,215	417
	MFE-MediaForEurope NV Class B	606,315	411
	Datalogic SpA	35,409	356
*,2	Juventus Football Club SpA	1,043,925	337
	Rizzoli Corriere Della Sera Mediagroup SpA	191,366	148
*,2	Webuild SpA Warrants Exp. 2/8/30	61,413	32
			914,932
Netherlands (6.7%)
	ASML Holding NV	810,787	536,455
	Prosus NV	1,679,760	135,633
	ING Groep NV	7,504,591	108,668
*,1	Adyen NV	59,225	89,543
	Koninklijke Ahold Delhaize NV	1,990,766	59,418
	Wolters Kluwer NV	504,745	55,029
	Heineken NV	479,529	47,924
	Koninklijke DSM NV	350,132	45,028
	Universal Music Group NV	1,505,214	38,477
	ASM International NV	92,227	31,192
	Koninklijke Philips NV	1,780,507	30,741
	ArcelorMittal SA	963,248	29,883
	Akzo Nobel NV	355,072	26,448
	NN Group NV	601,147	26,119
	Koninklijke KPN NV	6,539,998	22,359
	Aegon NV	3,561,169	19,643
	IMCD NV	114,642	18,174
	Heineken Holding NV	212,379	17,535
*	EXOR NV	208,924	16,607
	Randstad NV	220,970	14,164
	ASR Nederland NV	287,877	13,626
*,2	Unibail-Rodamco-Westfield	206,243	13,347
[1]	ABN AMRO Bank NV GDR	793,747	13,174
	BE Semiconductor Industries NV	156,420	11,188
*,1	Just Eat Takeaway.com NV	369,380	9,476
	Aalberts NV	194,408	9,192
[1]	Signify NV	250,722	9,077
	OCI NV	195,097	6,641
	Arcadis NV	143,905	6,248
*	Allfunds Group plc	680,767	5,415
	SBM Offshore NV	308,176	4,845

		Shares	Market Value ($000)
	JDE Peet's NV	161,020	4,826
	Corbion NV	119,171	4,586
*	Galapagos NV	96,784	4,283
*	InPost SA	406,744	3,928
	Koninklijke Vopak NV	129,839	3,912
	TKH Group NV GDR	83,093	3,771
	APERAM SA	90,282	3,563
*,1,2	Basic-Fit NV	105,902	3,480
[1]	CTP NV	209,703	3,029
*	Fugro NV	222,978	2,969
	Eurocommercial Properties NV	103,225	2,585
	AMG Advanced Metallurgical Group NV	63,434	2,478
*,1	Alfen Beheer BV	21,945	2,036
	PostNL NV	750,437	1,571
*	Flow Traders Ltd.	52,521	1,352
	Sligro Food Group NV	68,626	1,319
*	Koninklijke BAM Groep NV	494,434	1,260
	Wereldhave NV	83,182	1,250
	Majorel Group Luxembourg SA	41,035	1,008
	NSI NV	35,464	926
*	TomTom NV	127,980	910
	Vastned Retail NV	33,797	779
	Brunel International NV	44,248	506
[1]	B&S Group Sarl	49,140	270
*,2	Ebusco Holding NV	18,170	268
			1,528,134
Norway (1.4%)
	Equinor ASA	1,884,748	57,441
	DNB Bank ASA	2,063,862	38,593
	Norsk Hydro ASA	2,686,472	21,782
	Aker BP ASA (XOSL)	615,310	18,743
	Mowi ASA	890,502	16,467
	Yara International ASA	327,021	14,530
	Telenor ASA	1,283,277	13,434
	Orkla ASA	1,524,946	11,385
*	TOMRA Systems ASA	469,253	8,284
	Storebrand ASA	940,701	8,189
	Salmar ASA	141,117	6,562
	Bakkafrost P/F	101,446	6,295
	Gjensidige Forsikring ASA	345,202	6,204
	Kongsberg Gruppen ASA	149,889	5,967
	Subsea 7 SA	465,505	5,801
*,2	NEL ASA	2,937,994	5,035
*	Nordic Semiconductor ASA	313,775	5,003
*	Adevinta ASA	549,732	4,713
	SpareBank 1 SR-Bank ASA	358,415	4,156
	Schibsted ASA Class B	197,379	4,126
	TGS ASA	242,528	4,016
	Aker ASA Class A	48,164	3,483
	SpareBank 1 SMN	261,437	3,334
*,1	AutoStore Holdings Ltd.	1,435,394	3,315
	Schibsted ASA Class A	151,447	3,307
	Borregaard ASA	204,072	3,146
	Leroy Seafood Group ASA	518,830	3,055
	Var Energi ASA	814,129	2,476
	Veidekke ASA	222,172	2,294
*	Aker Solutions ASA	533,303	2,108
	Wallenius Wilhelmsen ASA	207,538	1,970

		Shares	Market Value ($000)
[1]	Scatec ASA	241,481	1,970
	Atea ASA	171,292	1,932
[1]	Elkem ASA	532,591	1,887
	FLEX LNG Ltd.	57,006	1,762
	Austevoll Seafood ASA	175,506	1,739
	Hafnia Ltd.	326,058	1,715
*,1	Crayon Group Holding ASA	164,696	1,659
	DNO ASA	1,190,164	1,468
*	Kahoot! ASA	763,166	1,349
[1]	Entra ASA	111,384	1,317
[1]	BW LPG Ltd.	153,910	1,274
	MPC Container Ships ASA	766,536	1,220
	Stolt-Nielsen Ltd.	44,687	1,175
	Bonheur ASA	40,668	1,088
*	Aker Carbon Capture ASA	649,112	962
	Grieg Seafood ASA	105,355	944
*	Hexagon Composites ASA	219,903	741
*	Aker Horizons Holding ASA	442,280	641
	Sparebank 1 Oestlandet	53,776	630
	Arendals Fossekompani A/S	21,635	572
*	BW Energy Ltd.	152,063	427
	BW Offshore Ltd.	147,759	395
*	Hoegh Autoliners ASA	33,571	209
*	Borr Drilling Ltd.	1,518	9
			322,299
Poland (0.5%)
	Polski Koncern Naftowy ORLEN SA	1,157,370	17,383
	Powszechna Kasa Oszczednosci Bank Polski SA	1,721,534	12,840
	Powszechny Zaklad Ubezpieczen SA	1,131,309	9,616
	KGHM Polska Miedz SA	276,044	9,025
*,1	Dino Polska SA	96,369	8,730
	Bank Polska Kasa Opieki SA	314,494	6,720
*,1	Allegro.eu SA	809,262	5,633
	LPP SA	2,271	5,320
[2]	CD Projekt SA	131,799	4,253
	Santander Bank Polska SA	60,182	4,001
*,1	Pepco Group NV	295,163	2,863
	KRUK SA	34,592	2,811
	Orange Polska SA	1,341,824	2,166
*	PGE Polska Grupa Energetyczna SA	1,236,468	2,141
	Cyfrowy Polsat SA	487,519	2,070
	Asseco Poland SA	109,623	1,929
*	mBank SA	25,960	1,914
*	Alior Bank SA	191,295	1,738
*	Jastrzebska Spolka Weglowa SA	103,030	1,609
*,2	Bank Millennium SA	1,218,553	1,451
	Bank Handlowy w Warszawie SA	61,875	1,158
*	Tauron Polska Energia SA	1,815,693	991
*	Grupa Azoty SA	91,308	960
*	Enea SA	520,024	811
*	CCC SA	77,011	785
*	AmRest Holdings SE	141,636	670
	Ciech SA	46,651	518
	Warsaw Stock Exchange	56,564	492
	Kernel Holding SA	81,294	347
			110,945

		Shares	Market Value ($000)
Portugal (0.4%)
	EDP - Energias de Portugal SA	5,688,044	28,260
	Galp Energia SGPS SA	1,037,749	14,205
	Jeronimo Martins SGPS SA	554,013	12,028
	EDP Renovaveis SA	482,396	10,493
	Banco Comercial Portugues SA Class R	15,741,657	3,354
	REN - Redes Energeticas Nacionais SGPS SA	764,777	2,102
	Sonae SGPS SA	1,848,728	1,884
	NOS SGPS SA	421,234	1,806
	Navigator Co. SA	494,683	1,732
	CTT-Correios de Portugal SA	297,686	1,151
*	Greenvolt-Energias Renovaveis SA	112,819	946
[2]	Altri SGPS SA	135,461	684
	Corticeira Amorim SGPS SA	61,416	608
	Semapa-Sociedade de Investimento e Gestao	29,276	386
			79,639
Spain (3.8%)
	Iberdrola SA (XMAD)	11,989,209	140,655
	Banco Santander SA	33,433,170	116,847
	Banco Bilbao Vizcaya Argentaria SA	12,126,606	85,660
	Industria de Diseno Textil SA	2,114,478	66,016
*	Amadeus IT Group SA	907,357	57,167
[1]	Cellnex Telecom SA	1,128,900	44,239
	Repsol SA	2,525,424	41,485
	Telefonica SA	10,023,552	38,080
	CaixaBank SA	8,311,334	36,877
	Ferrovial SA	959,942	28,326
*,1	Aena SME SA	141,703	21,291
	Red Electrica Corp. SA	869,726	15,393
	Banco de Sabadell SA	11,327,486	14,809
	Endesa SA	641,562	12,791
	ACS Actividades de Construccion y Servicios SA	415,100	12,284
	Bankinter SA	1,373,800	9,912
*	Grifols SA	715,739	9,475
	Enagas SA	503,955	9,037
	Acciona SA	45,862	8,948
	Naturgy Energy Group SA	290,371	8,236
	Merlin Properties Socimi SA	664,579	6,495
	Viscofan SA	77,983	5,026
	Inmobiliaria Colonial Socimi SA	685,376	4,999
	Corp. ACCIONA Energias Renovables SA	114,201	4,670
	Acerinox SA	389,348	4,217
*	Grifols SA Preference Shares	445,867	4,063
	Mapfre SA	1,957,307	3,937
	Fluidra SA	222,896	3,935
*	Vidrala SA	37,620	3,795
	Cia de Distribucion Integral Logista Holdings SA	127,209	3,446
[1]	Unicaja Banco SA	2,469,340	3,035
	Indra Sistemas SA	246,731	3,013
	CIE Automotive SA	101,220	3,007
	Ebro Foods SA	155,064	2,664
*	Solaria Energia y Medio Ambiente SA	119,431	2,450
	Sacyr SA (XMAD)	777,585	2,392
	Faes Farma SA	620,179	2,325
*	Iberdrola SA	193,338	2,258
	Grupo Catalana Occidente SA	67,247	2,084
	Applus Services SA	257,657	1,977
	Laboratorios Farmaceuticos Rovi SA	42,840	1,815

		Shares	Market Value ($000)
	Pharma Mar SA	26,646	1,757
	Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	1,417,774	1,477
	Almirall SA	144,244	1,453
[1]	Gestamp Automocion SA	314,540	1,389
*	Melia Hotels International SA	205,470	1,368
	Construcciones y Auxiliar de Ferrocarriles SA	36,231	1,167
	Corp. Financiera Alba SA	21,809	1,050
	Prosegur Cia de Seguridad SA	451,606	1,022
[1]	Global Dominion Access SA	210,519	903
	Fomento de Construcciones y Contratas SA	82,665	803
	Ence Energia y Celulosa SA	240,228	792
*	Tecnicas Reunidas SA	65,493	787
[1]	Neinor Homes SA	75,055	753
[1]	Aedas Homes SA	37,947	639
	Atresmedia Corp. de Medios de Comunicacion SA	167,833	626
	Lar Espana Real Estate Socimi SA	116,434	582
[1]	Prosegur Cash SA	694,158	553
*	Distribuidora Internacional de Alimentacion SA	24,007,470	385
*	Mediaset Espana Comunicacion SA	101,036	362
*	NH Hotel Group SA (XMAD)	51,716	213
*	ACS Actividades de Construccion y Servicios SA Rights Exp. 2/8/23	408,200	207
*	Sacyr SA Rights Exp. 2/1/23	755,418	51
			867,470
Sweden (5.3%)
	Investor AB Class B	3,957,702	76,906
	Atlas Copco AB Class A	5,081,436	60,297
	Volvo AB Class B	2,964,976	58,836
	Sandvik AB	2,170,283	44,855
	Assa Abloy AB Class B	1,847,023	43,509
	Hexagon AB Class B	3,776,138	43,288
	Swedbank AB Class A	2,025,275	38,959
[1]	Evolution AB	322,528	36,249
	Telefonaktiebolaget LM Ericsson Class B	6,075,200	35,239
	Skandinaviska Enskilda Banken AB Class A	2,857,213	34,589
	Atlas Copco AB Class B	3,048,074	32,150
	Essity AB Class B	1,229,617	32,123
	Nibe Industrier AB Class B	2,931,148	31,669
	Svenska Handelsbanken AB Class A	2,987,927	31,158
*	Boliden AB	549,585	24,664
	Epiroc AB Class A	1,264,940	24,612
	Alfa Laval AB	622,143	19,551
	Svenska Cellulosa AB SCA Class B	1,204,405	16,725
	H & M Hennes & Mauritz AB Class B	1,329,742	16,378
	EQT AB	682,054	15,390
	Investor AB Class A	761,018	15,189
	SKF AB Class B	775,080	13,718
	Telia Co. AB	5,033,683	13,000
	Skanska AB Class B	726,084	12,815
	Indutrade AB	565,461	12,557
	Epiroc AB Class B	751,649	12,532
	Trelleborg AB Class B	463,807	11,597
	Getinge AB Class B	450,209	10,142
	Volvo AB Class A	481,888	10,011
	Tele2 AB Class B	1,104,558	9,540
	SSAB AB Class B	1,393,499	9,496
	Securitas AB Class B	972,545	8,902
	Sagax AB Class B	348,713	8,674
	Lifco AB Class B	453,147	8,325

		Shares	Market Value ($000)
	Holmen AB Class B	194,167	8,009
	Industrivarden AB Class C	302,164	7,960
*	Swedish Orphan Biovitrum AB	353,633	7,886
	Saab AB Class B	185,292	7,586
	Beijer Ref AB Class B	490,747	7,571
*	Kinnevik AB Class B	481,332	7,440
	Husqvarna AB Class B	848,396	7,218
	Castellum AB	516,171	7,082
	L E Lundbergforetagen AB Class B	148,331	6,869
	Industrivarden AB Class A	251,803	6,670
*	Fastighets AB Balder Class B	1,216,225	6,266
	Electrolux AB Class B	430,335	6,095
	Investment AB Latour Class B	288,100	6,079
	AddTech AB Class B	378,924	6,051
	AAK AB	348,810	6,020
[2]	Avanza Bank Holding AB	250,051	5,770
	Axfood AB	217,111	5,592
	Nordnet AB publ	343,560	5,584
	Hexpol AB	497,747	5,377
*	Volvo Car AB Class B	1,068,460	5,331
	Elekta AB Class B	718,969	5,233
*,1	Sinch AB	1,234,746	5,104
[1]	Thule Group AB	212,717	5,098
*	Hexatronic Group AB	400,649	4,931
	BillerudKorsnas AB	422,911	4,913
	Fabege AB	504,533	4,768
[1]	Bravida Holding AB	406,604	4,495
*	Wihlborgs Fastigheter AB	533,064	4,389
	Loomis AB Class B	146,715	4,363
	Sweco AB Class B	401,429	4,355
[1]	Dometic Group AB	641,913	4,045
*	Lagercrantz Group AB Class B	380,880	3,996
[2]	Samhallsbyggnadsbolaget i Norden AB	2,083,387	3,806
*	Nordic Entertainment Group AB Class B	151,695	3,745
*	Sectra AB	260,885	3,695
	AFRY AB	196,691	3,551
	Hufvudstaden AB Class A	219,374	3,304
	Nyfosa AB	362,421	3,160
	Wallenstam AB Class B	670,676	3,079
	Mycronic AB	139,431	2,980
	SSAB AB Class A	409,246	2,925
	Bure Equity AB	111,662	2,813
	Vitrolife AB	130,316	2,794
	Catena AB	60,817	2,544
	Peab AB Class B	405,708	2,532
	JM AB	134,455	2,507
*	Pandox AB Class B	180,446	2,484
*	Storskogen Group AB Class B	2,775,196	2,423
*	AddNode Group AB	234,761	2,336
	AddLife AB Class B	220,525	2,327
	Medicover AB Class B	130,534	2,230
	Nolato AB Class B	359,837	2,173
*	Modern Times Group MTG AB Shares B	243,691	2,157
*	Alleima AB	431,019	2,155
	Electrolux Professional AB Class B	461,546	2,151
	HMS Networks AB	57,205	2,133
	Vitec Software Group AB Class B	49,874	2,113
	Biotage AB	133,745	2,067

		Shares	Market Value ($000)
[1]	Munters Group AB	213,566	2,048
	Intrum AB	157,381	2,037
	NCC AB Class B	203,191	2,010
*	Betsson AB Class B	242,088	2,007
	Lindab International AB	140,743	1,996
	Instalco AB	479,357	1,854
	Granges AB	212,726	1,779
	Arjo AB Class B	450,530	1,748
	Beijer Alma AB	86,409	1,714
	Hemnet Group AB	120,618	1,682
	Concentric AB	78,131	1,661
	Mips AB	43,332	1,658
	Atrium Ljungberg AB Class B	92,705	1,657
	Bilia AB Class A	143,223	1,655
*,1	Boozt AB	123,336	1,600
	Ratos AB Class B	390,274	1,574
*	Stillfront Group AB	890,791	1,555
	Bufab AB	57,172	1,481
	Troax Group AB	69,650	1,466
*	Sdiptech AB Class B	58,567	1,430
*	Truecaller AB Class B	400,527	1,423
	Cibus Nordic Real Estate AB	96,529	1,368
	Dios Fastigheter AB	172,588	1,315
*	Cint Group AB	342,152	1,284
	NP3 Fastigheter AB	55,847	1,233
	Corem Property Group AB Class B	1,344,571	1,231
	INVISIO AB	65,992	1,156
	Systemair AB	144,427	1,083
	Cloetta AB Class B	472,991	985
*	Camurus AB	40,500	969
*,1	Scandic Hotels Group AB	249,825	921
	Platzer Fastigheter Holding AB Class B	104,256	915
	SkiStar AB	81,193	879
	Mekonomen AB	78,377	869
[2]	Svenska Handelsbanken AB Class B	66,889	841
[1]	Resurs Holding AB	271,172	722
	Investment AB Oresund	58,034	695
*	Collector Bank AB	165,924	629
	Fagerhult AB	132,971	623
*,2	BICO Group AB Class B	60,483	612
	Sagax AB Class D	222,835	598
	Skandinaviska Enskilda Banken AB Class C	43,008	579
[2]	Samhallsbyggnadsbolaget i Norden AB Class D	278,624	550
	Corem Property Group AB Preference Shares	23,316	530
	Clas Ohlson AB Class B	77,401	516
*,1	Attendo AB	203,399	511
*,1	BioArctic AB Class B	16,728	499
*	OX2 AB	62,813	485
	Bonava AB Class B	157,980	482
	Svenska Cellulosa AB SCA Class A	32,197	448
[2]	Telefonaktiebolaget LM Ericsson Class A	65,897	427
	Volati AB	40,524	404
	Nobia AB	219,718	383
*,3	Neobo Fastigheter AB	200,712	375
*	BHG Group AB	166,017	245
*	Fortnox AB	34,585	175
	Husqvarna AB Class A	19,544	166

		Shares	Market Value ($000)
	NCC AB Class A	8,396	89
			1,193,802
Switzerland (14.3%)
	Nestle SA (Registered)	5,426,847	662,124
	Roche Holding AG	1,417,958	442,645
	Novartis AG (Registered)	4,066,005	367,604
	Cie Financiere Richemont SA Class A (Registered)	1,028,643	158,573
	Zurich Insurance Group AG	298,529	147,631
	UBS Group AG (Registered)	5,993,593	127,936
	ABB Ltd. (Registered)	3,062,653	106,628
	Lonza Group AG (Registered)	149,090	85,047
	Sika AG (Registered)	291,638	82,868
	Alcon Inc.	927,119	69,959
	Holcim Ltd.	1,097,548	65,617
	Swiss Re AG	581,480	60,887
	Givaudan SA (Registered)	16,013	51,918
	Partners Group Holding AG	44,785	42,022
	Geberit AG (Registered)	68,489	38,969
	Swiss Life Holding AG (Registered)	61,198	36,220
	Swisscom AG (Registered)	51,082	30,182
	SGS SA (Registered)	11,887	28,988
*	Straumann Holding AG	214,182	28,044
	Julius Baer Group Ltd.	417,665	26,791
	Sonova Holding AG (Registered)	99,931	24,990
	Kuehne + Nagel International AG (Registered)	99,590	23,748
	Chocoladefabriken Lindt & Spruengli AG (Registered)	208	23,412
	Credit Suisse Group AG (Registered)	6,743,080	23,229
	Chocoladefabriken Lindt & Spruengli AG Ptg. Ctf.	2,078	22,822
	Swatch Group AG (Bearer)	62,603	22,667
	Schindler Holding AG Ptg. Ctf.	82,832	17,655
	Logitech International SA (Registered)	286,533	16,767
	SIG Combibloc Group AG	662,272	16,415
[1]	VAT Group AG	51,583	16,058
	Barry Callebaut AG (Registered)	7,183	15,008
	Baloise Holding AG (Registered)	90,582	14,898
	Swiss Prime Site AG (Registered)	152,197	13,562
	Roche Holding AG (Bearer)	36,180	13,243
	Adecco Group AG (Registered)	318,414	11,826
	PSP Swiss Property AG (Registered)	90,975	11,341
*	Georg Fischer AG	163,928	11,302
	Tecan Group AG (Registered)	25,378	10,650
	EMS-Chemie Holding AG (Registered)	14,231	10,609
	Belimo Holding AG (Registered)	18,648	9,836
	Helvetia Holding AG (Registered)	69,764	8,727
	Temenos AG (Registered)	121,207	8,652
	Clariant AG (Registered)	451,597	7,744
	Schindler Holding AG (Registered)	37,842	7,655
[1]	Galenica AG	97,226	7,604
*	Flughafen Zurich AG (Registered)	37,943	6,913
*	Dufry AG (Registered)	140,451	6,448
	DKSH Holding AG	71,315	6,076
	Siegfried Holding AG (Registered)	8,054	5,917
	Bucher Industries AG (Registered)	12,986	5,917
*	Bachem Holding AG Class B	61,323	5,423
	Banque Cantonale Vaudoise (Registered)	56,617	5,382
	Cembra Money Bank AG	59,239	5,260
	BKW AG	35,956	5,171
*	Meyer Burger Technology AG	7,223,109	5,142

		Shares	Market Value ($000)
	Allreal Holding AG (Registered)	28,986	4,968
*	ams-OSRAM AG	493,836	4,613
	Swatch Group AG (Registered)	63,516	4,173
	Inficon Holding AG (Registered)	3,869	4,051
*,2	Idorsia Ltd.	240,530	4,046
[2]	Stadler Rail AG	105,397	4,031
	SFS Group AG	34,762	4,000
	Vontobel Holding AG (Registered)	55,149	3,906
	Burckhardt Compression Holding AG	6,308	3,906
*	Accelleron Industries AG	153,569	3,627
	Mobimo Holding AG (Registered)	14,083	3,621
	Landis+Gyr Group AG	49,149	3,621
	Valiant Holding AG (Registered)	31,581	3,609
	Emmi AG (Registered)	3,830	3,568
	Softwareone Holding AG	216,196	3,491
	Interroll Holding AG (Registered)	1,110	3,458
	Comet Holding AG (Registered)	14,861	3,435
	Huber + Suhner AG (Registered)	34,945	3,351
	Swissquote Group Holding SA (Registered)	17,987	3,249
	Komax Holding AG (Registered)	9,556	3,144
	Daetwyler Holding AG (Bearer)	14,797	3,138
	St. Galler Kantonalbank AG (Registered)	5,680	3,113
	Sulzer AG (Registered)	34,378	2,927
*	Dottikon Es Holding AG (Registered)	8,968	2,657
	Forbo Holding AG (Registered)	1,964	2,584
*	Aryzta AG	1,872,383	2,549
	dormakaba Holding AG	6,075	2,538
	OC Oerlikon Corp. AG (Registered)	369,562	2,537
*,1	Sensirion Holding AG	20,575	2,448
	Kardex Holding AG (Registered)	11,747	2,289
	LEM Holding SA (Registered)	979	2,168
	VZ Holding AG	27,175	2,163
	Bystronic AG	2,613	1,964
	Schweiter Technologies AG (Bearer)	1,918	1,693
*	SKAN Group AG	22,457	1,671
	u-blox Holding AG	13,228	1,582
	EFG International AG	166,312	1,554
	Intershop Holding AG	2,258	1,515
	Zehnder Group AG	19,561	1,456
	COSMO Pharmaceuticals NV	19,623	1,427
	Ypsomed Holding AG (Registered)	6,747	1,385
	Bossard Holding AG (Registered) Class A	5,239	1,335
*	Basilea Pharmaceutica AG (Registered)	24,583	1,328
[1]	Medacta Group SA	12,273	1,308
	Arbonia AG	90,654	1,271
*	Implenia AG (Registered)	29,567	1,242
	Leonteq AG	20,971	1,165
	Vetropack Holding AG Class A (Registered)	23,823	1,099
	ALSO Holding AG (Registered)	5,310	1,082
	Bell Food Group AG (Registered)	3,809	999
*	TX Group AG	5,888	923
[1]	Medmix AG	47,095	917
[1]	PolyPeptide Group AG	28,923	840
*,1	Montana Aerospace AG	43,490	796
	Autoneum Holding AG	5,635	752
*,1	Medartis Holding AG	8,635	725
	Rieter Holding AG (Registered)	5,938	689
*,2	Zur Rose Group AG	16,225	612

		Shares	Market Value ($000)
	Hiag Immobilien Holding AG	6,476	584
	VP Bank AG Class A	4,416	477
	APG SGA SA	2,162	423
*	Swiss Steel Holding AG	1,357,586	284
*	Aryzta AG (XSWX)	24,200	33
			3,228,832
United Kingdom (24.7%)
	AstraZeneca plc	2,973,767	389,601
	Shell plc (XLON)	13,099,967	384,586
	HSBC Holdings plc	40,517,629	298,548
	BP plc	36,056,562	217,791
	Diageo plc	4,540,213	198,526
	Glencore plc	25,876,144	173,290
	British American Tobacco plc	4,510,061	172,888
	Rio Tinto plc	2,189,977	171,478
	GSK plc	8,045,278	141,316
	Unilever plc	2,568,823	130,411
	Unilever plc (XLON)	2,538,099	129,187
	RELX plc	3,865,570	114,842
	Anglo American plc	2,430,346	104,822
	Reckitt Benckiser Group plc	1,438,898	102,537
	National Grid plc	7,328,064	93,161
	Prudential plc (XLON)	5,533,203	91,934
	Lloyds Banking Group plc	135,166,185	87,965
	Compass Group plc	3,533,936	84,419
	Barclays plc	31,817,970	73,143
	CRH plc (XDUB)	1,506,632	70,329
	Experian plc	1,851,403	67,705
	London Stock Exchange Group plc	737,066	67,475
	BAE Systems plc	6,233,501	65,988
	Ferguson plc	419,219	59,066
	Ashtead Group plc	888,990	58,557
	Vodafone Group plc	49,946,679	57,629
*	Flutter Entertainment plc (XDUB)	353,973	54,921
	Imperial Brands plc	1,905,794	47,809
	SSE plc	2,179,361	46,518
	Tesco plc	14,755,020	44,846
*	Haleon plc	10,039,141	40,231
	Standard Chartered plc	4,777,702	40,131
*	NatWest Group plc	10,117,490	38,599
	Legal & General Group plc	11,948,309	37,601
	3i Group plc	1,919,754	37,454
	Shell plc	1,191,185	34,935
	Aviva plc	5,632,533	31,767
	Rentokil Initial plc	5,067,156	30,724
	Bunzl plc	680,416	24,979
	Segro plc	2,412,584	24,834
	WPP plc	2,101,948	24,559
	InterContinental Hotels Group plc	353,197	24,520
	Smith & Nephew plc	1,762,040	24,334
	Croda International plc	279,943	23,861
	Informa plc	2,874,861	23,777
	Burberry Group plc	769,707	23,446
*	Rolls-Royce Holdings plc	16,827,961	22,017
	Smurfit Kappa Group plc	523,394	21,996
	Entain plc	1,176,772	21,700
	BT Group plc	13,959,708	21,508
	Spirax-Sarco Engineering plc	147,750	21,105

		Shares	Market Value ($000)
	Next plc	248,644	20,357
	Halma plc	761,933	20,286
	Sage Group plc	2,049,131	19,687
	Mondi plc (XLON)	973,373	18,356
	United Utilities Group plc	1,378,569	18,039
	Severn Trent plc	503,440	17,520
	Intertek Group plc	324,435	17,437
	Pearson plc	1,441,900	16,444
	St. James's Place plc	1,077,805	16,344
	Associated British Foods plc	700,117	16,071
	Admiral Group plc	573,162	15,582
	Whitbread plc	409,190	15,411
	Smiths Group plc	714,487	15,252
	Antofagasta plc	697,663	14,990
	Centrica plc	11,894,544	14,818
[1]	Auto Trader Group plc	1,867,756	14,491
	Melrose Industries plc	8,047,412	14,189
	Kingfisher plc	3,946,568	13,615
	Land Securities Group plc	1,483,822	12,999
	Rightmove plc	1,646,280	11,962
	Phoenix Group Holdings plc	1,484,127	11,763
	Weir Group plc	522,527	11,519
	Barratt Developments plc	2,001,439	11,376
	DCC plc	198,031	11,279
	DS Smith plc	2,564,822	11,229
	Persimmon plc	641,321	11,201
	J Sainsbury plc	3,453,515	11,200
	Berkeley Group Holdings plc	214,572	10,988
	Electrocomponents plc	944,933	10,986
	Beazley plc	1,332,714	10,967
	M&G plc	4,358,215	10,884
	Abrdn plc	4,098,560	10,795
	B&M European Value Retail SA	1,867,626	10,329
	Taylor Wimpey plc	7,102,651	10,305
	British Land Co. plc	1,869,077	10,229
	Johnson Matthey plc	362,018	10,112
	JD Sports Fashion plc	4,982,440	10,043
	Intermediate Capital Group plc	565,291	9,727
*	Ocado Group plc	1,214,295	9,717
	Coca-Cola HBC AG	393,901	9,572
*	Schroders plc	1,607,271	9,505
*	Wise plc Class A	1,416,219	9,494
	Hiscox Ltd.	679,242	9,454
[1]	ConvaTec Group plc	3,257,423	9,448
	IMI plc	516,022	9,239
	Howden Joinery Group plc	1,068,819	9,120
	Endeavour Mining plc	365,557	8,625
	Inchcape plc	762,417	8,596
	Investec plc	1,333,394	8,528
	Spectris plc	212,330	8,418
	Hargreaves Lansdown plc	758,067	8,346
	Diploma plc	245,605	8,308
	UNITE Group plc	646,229	7,961
	Dechra Pharmaceuticals plc	220,405	7,817
	Man Group plc	2,534,973	7,799
	IG Group Holdings plc	780,410	7,673
	Games Workshop Group plc	65,689	7,619
	ITV plc	7,455,868	7,467

		Shares	Market Value ($000)
	Tate & Lyle plc	799,849	7,448
	Tritax Big Box REIT plc	3,811,994	7,345
	Derwent London plc	225,125	7,181
*	Marks & Spencer Group plc	3,927,187	7,084
	Rotork plc	1,728,463	6,809
	Hikma Pharmaceuticals plc	321,594	6,803
	Greggs plc	200,846	6,707
	Bellway plc	246,974	6,460
	Drax Group plc	805,315	6,432
	Vistry Group plc	661,136	6,089
*	Indivior plc	250,721	6,020
	Pennon Group plc	518,093	5,881
	OSB Group plc	862,627	5,816
	Virgin Money UK plc	2,421,525	5,794
	Direct Line Insurance Group plc	2,639,434	5,787
	Harbour Energy plc	1,443,606	5,584
*,1	Watches of Switzerland Group plc	463,237	5,438
	Balfour Beatty plc	1,185,288	5,367
	Travis Perkins plc	425,702	5,340
*,2	TUI AG	2,441,094	5,112
	Safestore Holdings plc	408,222	5,083
	Big Yellow Group plc	339,068	5,057
*	SSP Group plc	1,576,823	5,048
	Britvic plc	526,161	5,047
	WH Smith plc	251,374	4,964
	Mediclinic International plc	783,803	4,796
	Grafton Group plc	418,480	4,750
	Grainger plc	1,470,421	4,709
	Genus plc	131,217	4,706
*	International Consolidated Airlines Group SA	2,241,654	4,686
	QinetiQ Group plc	1,042,702	4,677
*	easyJet plc	761,020	4,636
	Hays plc	2,958,776	4,514
	LondonMetric Property plc	1,896,514	4,419
	Plus500 Ltd.	186,843	4,287
*	Playtech plc	608,509	4,247
	Computacenter plc	154,168	4,237
	Future plc	226,318	4,214
	LXI REIT plc	3,008,971	4,188
	Serco Group plc	2,306,381	4,154
	Cranswick plc	105,211	4,139
	Pets at Home Group plc	951,153	4,138
	Victrex plc	177,433	4,038
	Assura plc	5,788,752	3,984
	Royal Mail plc	1,399,276	3,961
	Energean plc	272,369	3,911
	Softcat plc	253,656	3,796
	Lancashire Holdings Ltd.	486,769	3,757
	Fresnillo plc	368,250	3,741
*	Oxford Nanopore Technologies plc	1,274,174	3,723
	Close Brothers Group plc	305,505	3,659
	Primary Health Properties plc	2,618,728	3,628
	Redrow plc	552,914	3,546
	Pagegroup plc	624,432	3,515
	Paragon Banking Group plc	473,242	3,511
	TP ICAP Group plc	1,590,242	3,463
	Kainos Group plc	187,070	3,405
	Renishaw plc	68,941	3,365

		Shares	Market Value ($000)
*	IWG plc	1,442,004	3,308
	Telecom Plus plc	132,818	3,271
	Dunelm Group plc	227,307	3,270
[1]	Quilter plc	2,735,982	3,249
	Spirent Communications plc	1,194,304	3,237
	Rathbones Group plc	124,898	3,226
	Centamin plc	2,345,809	3,216
	Savills plc	266,546	3,207
*,1	Trainline plc	915,939	3,207
	Airtel Africa plc	2,185,988	3,156
	Great Portland Estates plc	440,958	3,102
	Oxford Instruments plc	107,083	3,095
	Moneysupermarket.com Group plc	1,040,861	3,073
*,1	Network International Holdings plc	934,232	3,033
*,1	Deliveroo plc Class A	2,636,693	3,021
	Bodycote plc	375,556	3,016
	TBC Bank Group plc	101,663	2,988
	Ashmore Group plc	900,099	2,965
	Domino's Pizza Group plc	765,674	2,965
	Supermarket Income REIT plc	2,485,225	2,952
*	S4 Capital plc	1,073,103	2,899
	Coats Group plc	3,211,399	2,888
*	Ascential plc	869,409	2,888
*	Carnival plc	294,520	2,814
	Mitie Group plc	2,749,576	2,651
[2]	Hammerson plc	7,874,674	2,605
*	Frasers Group plc	261,990	2,534
	Hill & Smith Holdings plc	160,294	2,495
	Redde Northgate plc	463,869	2,486
	Bank of Georgia Group plc	73,990	2,441
	AJ Bell plc	579,508	2,416
*	John Wood Group plc	1,356,014	2,377
[1]	JTC plc	265,059	2,357
	Sirius Real Estate Ltd.	2,132,467	2,227
	Diversified Energy Co. plc	1,601,455	2,191
	IntegraFin Holdings plc	567,516	2,189
	Morgan Advanced Materials plc	559,890	2,173
*	Darktrace plc	830,160	2,156
	Dr. Martens plc	1,123,511	2,153
	Vesuvius plc	420,904	2,123
	Just Group plc	2,074,451	2,101
	Capital & Counties Properties plc	1,462,467	2,073
*	Helios Towers plc	1,545,117	2,042
	Firstgroup plc	1,478,161	1,979
	Chemring Group plc	564,826	1,974
	Marshalls plc	462,963	1,939
	Bytes Technology Group plc (XLON)	405,053	1,936
*	Capricorn Energy plc	644,077	1,927
	Clarkson plc	49,968	1,896
*	Babcock International Group plc	498,514	1,883
	Shaftesbury plc	383,182	1,866
	Genuit Group plc	458,635	1,850
	Rhi Magnesita NV	55,009	1,830
	Workspace Group plc	292,166	1,824
	Liontrust Asset Management plc	125,825	1,803
	Premier Foods plc	1,311,465	1,798
*	Elementis plc	1,155,372	1,786
*	National Express Group plc	1,084,061	1,786

		Shares	Market Value ($000)
	Volution Group plc	375,239	1,750
	Morgan Sindall Group plc	84,640	1,716
	Ninety One plc	679,919	1,660
*,1	Spire Healthcare Group plc	552,216	1,654
	FDM Group Holdings plc	167,874	1,626
	Currys plc	1,987,906	1,597
[1]	Ibstock plc	762,504	1,590
	Essentra plc	592,885	1,584
*	PureTech Health plc	500,583	1,573
	Senior plc	829,294	1,564
*	C&C Group plc	782,664	1,555
[1]	Bridgepoint Group plc (Registered)	513,848	1,525
*	Auction Technology Group plc	174,596	1,513
	IP Group plc	1,972,901	1,485
	Jupiter Fund Management plc	850,992	1,473
	Crest Nicholson Holdings plc	485,082	1,460
	Provident Financial plc	501,294	1,448
*,2	ASOS plc	133,188	1,441
	Keller Group plc	143,882	1,434
	Synthomer plc	724,198	1,398
*	Molten Ventures plc	308,017	1,363
*,2	THG plc Class B	1,870,361	1,342
	NCC Group plc	571,893	1,325
	Devro plc	340,258	1,286
[1]	Petershill Partners plc	590,638	1,235
*,1,2	Aston Martin Lagonda Global Holdings plc	596,188	1,218
	AG Barr plc	178,847	1,210
*	Capita plc	3,358,741	1,161
	Hilton Food Group plc	140,385	1,150
	XP Power Ltd.	37,753	1,130
	Ferrexpo plc	572,923	1,121
	BMO Commercial Property Trust Ltd.	1,128,403	1,106
	Halfords Group plc	435,340	1,103
*	Tullow Oil plc	2,338,064	1,041
	Picton Property Income Ltd.	1,079,555	1,026
	UK Commercial Property REIT Ltd.	1,435,739	1,026
*	Mitchells & Butlers plc	493,762	1,003
	Greencore Group plc	1,016,871	1,002
	PZ Cussons plc	367,025	984
*,1	Wizz Air Holdings plc	29,835	984
	Wickes Group plc	523,237	980
*	J D Wetherspoon plc	167,322	942
[1]	TI Fluid Systems plc Class B	640,705	941
*	Oxford Biomedica plc	176,602	927
*,2	Petrofac Ltd. (XLON)	890,415	914
	Helical plc	200,252	889
*,1	Trustpilot Group plc	656,563	831
*	Moonpig Group plc	559,314	830
	Avon Protection plc	60,974	761
[3]	Home REIT plc	1,529,958	718
*,2	AO World plc	886,633	683
	CLS Holdings plc	369,319	680
*	Marston's plc	1,231,453	665
*	Alphawave IP Group plc	562,331	663
[1]	CMC Markets plc	216,832	649
*	888 Holdings plc	651,815	582
*	SIG plc	1,314,534	568
*	Restaurant Group plc	1,255,565	565

		Shares	Market Value ($000)
	Hochschild Mining plc	620,885	524
*	Rank Group plc	413,088	462
[1,2]	Bakkavor Group plc	301,631	428
[1]	Alfa Financial Software Holdings plc	162,555	352
[3]	Evraz plc	1,326,266	—
*,3	NMC Health plc	157,105	—
*,1,3	Finablr plc	304,209	—
*,3	Carillion plc	1,000,411	—
			5,586,379
United States (0.0%)
	NortonLifeLock Inc.	45	1
Total Common Stocks (Cost $25,075,446)			22,485,724
Temporary Cash Investments (0.6%)
Money Market Fund (0.6%)
[4,5]	Vanguard Market Liquidity Fund, 4.437% (Cost $139,668)	1,397,024	139,688
Total Investments (99.9%) (Cost $25,215,114)			22,625,412
Other Assets and Liabilities—Net (0.1%)			24,076
Net Assets (100%)			22,649,488
Cost is in $000.
*	Non-income-producing security.
1	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2023, the aggregate value was $657,996,000, representing 2.9% of net assets.
2	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $81,640,000.
3	Security value determined using significant unobservable inputs.
4	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
5	Collateral of $88,767,000 was received for securities on loan.
GDR—Global Depositary Receipt.
Ptg. Ctf.—Participating Certificates.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
Euro Stoxx 50 Index	March 2023	157	7,119	27
FTSE 100 Index	March 2023	33	3,153	(14)
MSCI Europe Index	March 2023	5,388	167,644	5,067
				5,080

Forward Currency Contracts
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
Counterparty		Receive		Deliver
Morgan Stanley Capital Services Inc.	3/15/23	EUR	89,996	USD	95,299	2,816	—
Toronto-Dominion Bank	3/15/23	EUR	46,293	USD	49,073	1,396	—
Bank of America, N.A.	3/15/23	EUR	44,423	USD	47,075	1,355	—
Morgan Stanley Capital Services Inc.	3/15/23	EUR	18,672	USD	20,435	—	(79)
State Street Bank & Trust Co.	3/15/23	EUR	18,637	USD	20,056	262	—
Standard Chartered Bank	3/15/23	EUR	5,568	USD	5,871	199	—
UBS AG	3/15/23	EUR	2,611	USD	2,815	32	—
Toronto-Dominion Bank	3/15/23	GBP	19,077	USD	23,363	179	—
Standard Chartered Bank	3/15/23	GBP	4,581	USD	5,630	23	—
JPMorgan Chase Bank, N.A.	3/15/23	GBP	3,856	USD	4,745	14	—
Bank of Montreal	3/15/23	GBP	3,144	USD	3,899	—	(20)
State Street Bank & Trust Co.	3/15/23	USD	68,010	CHF	63,078	—	(1,218)
JPMorgan Chase Bank, N.A.	3/15/23	USD	7,318	DKK	51,596	—	(246)
Morgan Stanley Capital Services Inc.	3/15/23	USD	38,259	EUR	35,888	—	(867)
State Street Bank & Trust Co.	3/15/23	USD	38,259	EUR	35,888	—	(867)
Bank of Montreal	3/15/23	USD	5,036	EUR	4,719	—	(109)
HSBC Bank plc	3/15/23	USD	2,276	EUR	2,132	—	(48)
State Street Bank & Trust Co.	3/15/23	USD	31,181	GBP	25,580	—	(386)
Bank of Montreal	3/15/23	USD	5,831	GBP	4,859	—	(165)
Standard Chartered Bank	3/15/23	USD	1,822	GBP	1,499	—	(29)
JPMorgan Chase Bank, N.A.	3/15/23	USD	2,715	NOK	27,126	—	(8)
Bank of America, N.A.	3/15/23	USD	4,327	SEK	44,819	31	—
UBS AG	3/15/23	USD	29,742	EUR	27,340	—	(64)
BNP Paribas	3/15/23	USD	7,401	GBP	6,004	—	(8)
						6,307	(4,114)
CHF—Swiss franc.
DKK—Danish krone.
EUR—euro.
GBP—British pound.
NOK—Norwegian krone.
SEK—Swedish krona.
USD—U.S. dollar.

At January 31, 2023, the counterparties had deposited in segregated accounts securities with a value of $3,448,000 and cash of $1,490,000 in connection with open forward currency contracts.
A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
D. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. The fund’s risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. Fluctuations in the value of the contracts are recorded as an asset (liability).
E.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of January 31, 2023, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	1	22,483,271	2,452	22,485,724
Temporary Cash Investments	139,688	—	—	139,688
Total	139,689	22,483,271	2,452	22,625,412
Derivative Financial Instruments
Assets
Futures Contracts[1]	5,094	—	—	5,094
Forward Currency Contracts	—	6,307	—	6,307
Total	5,094	6,307	—	11,401
Liabilities
Futures Contracts[1]	14	—	—	14
Forward Currency Contracts	—	4,114	—	4,114
Total	14	4,114	—	4,128
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.